Financial instruments - Summary of Net Carrying Amounts of Derivative Contracts Held (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	$ 4,069	$ (2,323)
Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(82)	(168)
Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	105	(89)
Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(1,795)	(2,875)
Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	5,622	818
Other contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	219	(9)
Prices in active markets for identical assets/liabilities
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(39)	68
Prices in active markets for identical assets/liabilities | Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Prices in active markets for identical assets/liabilities | Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Prices in active markets for identical assets/liabilities | Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Prices in active markets for identical assets/liabilities | Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(39)	68
Prices in active markets for identical assets/liabilities | Other contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Other observable inputs
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	1,642	(4,300)
Other observable inputs | Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(82)	(168)
Other observable inputs | Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	105	(89)
Other observable inputs | Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	(1,795)	(2,875)
Other observable inputs | Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	3,191	(1,161)
Other observable inputs | Other contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	223	(7)
Unobservable inputs
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	2,466	1,909	$ 389
Unobservable inputs | Interest rate swaps
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Unobservable inputs | Forward foreign exchange contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Unobservable inputs | Currency swaps and options
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	0	0
Unobservable inputs | Commodity derivatives
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	2,470	1,911
Unobservable inputs | Other contracts
Disclosure Of Fair Value Measurement Of Net Carrying Amount Of Derivative Contracts [Line Items]
Total	$ (4)	$ (2)